Prepaid expenses and other current assets	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Prepaid expenses and other current assets

5.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 26, 2020	December 28, 2019
Prepaid inventory	$2,000	$—
Prepaid other & other current assets	2,574	2,084
Total	$4,574	$2,084

The prepaid other & other current assets amounts are primarily comprised of prepaid technology and maintenance contracts , sales taxes, insurance, and rent.

European Wax Center, Inc. and Subsidiaries
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	September 25, 2021	December 26, 2020
Prepaid inventory	$—	$2,000
Prepaid insurance	3,333	324
Prepaid other & other current assets	3,895	2,250
Total	$7,228	$4,574

The prepaid other & other current assets amounts are primarily composed of prepaid technology, marketing and maintenance contracts, sales taxes and rent.